Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-10-18	Oct. 18, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 18, 2024
Restatement does not require Recovery

We maintain a Compensation Clawback Policy (the “Clawback Policy”) in compliance with the SEC’s and Nasdaq Stock Market, LLC’s final rules. The Clawback Policy requires the repayment of certain erroneously awarded incentive-based compensation paid to any current or former executive officer, including our named executive officers, in connection with a restatement of financial statements if such compensation exceeded the amount that such executive officers otherwise would have received had it been determined based on the restated financial statements. Our compensation committee assessed the applicability of the Clawback Policy in light of the restatement of the Affected Financial Statements in order to correct the error contained therein. No Incentive-Based Compensation (as defined in the Clawback Policy) was paid during the requisite look-back period and as a result, the Company concluded that no compensation is required to be recouped as a result of the restatement of the Affected Financial Statements.